Schedule of book value of the collateral property, plant and equipment (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 2,659,736	R$ 3,201,738
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 150,852	223,918
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 1,204,773	1,491,531
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Type of collateral	Financial/Labor/Tax/Civil
Book value of the collateral	R$ 1,288,772	1,470,295
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 15,034	15,700
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Type of collateral	Financial/Tax
Book value of the collateral	R$ 305	R$ 294